FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE POLICIES
ISSUED BY MML BAY STATE LIFE INSURANCE COMPANY
Supplement dated July 6, 2000
Prospectus dated May 1, 2000

The prospectus for the policy is changed to add three (3) new investment funds to which to allocate net premiums and account value. NOTE: Allocations may be made beginning on September 11, 2000, to the new divisions of the Separate Account investing in these three investment funds, subject to state availability.

The revised and new prospectus pages reflecting this addition are included. The changes to the prospectus for the policy are as follows:

1.	The Facing Page (the page preceding the Table of Contents) is revised to list the new funds.

2.	Page 3 is revised to list the investment management fees and other expenses of the new funds.

3.	Section III, Investment Options, is revised to reference the new funds. See revised pages 13 through 15a.

4.	In Appendix C, Tables 1 and 2 are revised to include information about the new funds. See revised page C-2.

Prospectuses for the new funds also are included.

July 6, 2000	LI4050-00.1
Flexible Premium Variable Whole Life Insurance Policies*
Issued by MML Bay State Life Insurance Company

This prospectus describes a life insurance policy (the “policy”) offered by MML Bay State Life Insurance Company (“MML Bay State”). While the policy is in force, it provides lifetime insurance protection on the Insured named in the policy. It pays a death benefit at the death of the Insured.

In this prospectus, “you” and “your” refer to the Owner of the policy. “We,” “us,” and “our” refer to MML Bay State. “MassMutual” refers to Massachusetts Mutual Life Insurance Company. MML Bay State is a wholly owned subsidiary of MassMutual.

The policy provides premium payment and death benefit flexibility. It permits you to vary the frequency and amount of premium payments and to increase or decrease the death benefit. This flexibility allows you to meet changing insurance needs under a single insurance policy.

You may allocate net premiums and account value among the investment funds (divisions of the Separate Account) offered under this policy and a Guaranteed Principal Account (the “GPA”). Currently, the funds listed at the right are available under this policy.

We service the policy at our Principal Administrative Office located at 1295 State Street, Springfield, Massachusetts 01111-0001. Our telephone number is (413) 788-8411. Our Home Office is located in Hartford, Connecticut.

This policy provides insurance protection. It is not a way to invest in mutual funds. Replacing an existing life insurance policy with this policy may not be to your advantage.

Please read this prospectus and keep it for further reference.

*Title may vary in some jurisdictions.

MML Series Investment Fund
•	MML Equity Fund
•	MML Money Market Fund
•	MML Managed Bond Fund
•	MML Blend Fund
•	MML Equity Index Fund (Class II Shares)

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio

You bear the investment risk of any account value allocated to the investment funds. The death benefit may vary, and the cash surrender value will vary, depending on the investment performance of the funds.

Neither the United States Securities and Exchange Commission nor any state securities commission has approved this prospectus or determined that it is accurate or complete. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the prospectuses for the investment funds. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that is filed with the Commission.

This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy or to anyone to whom it is illegal to offer the policy.

EFFECTIVE JULY 6, 2000

Investment Management Fees
and Other Expenses

Total fund operating expenses expressed as a percentage of average net assets for the year ended December 31, 1999.

Fund Name	Management Fees	Other Expenses		Total Fund Operating Expenses

MML Equity Fund	0.37%	0.00%	[1]	0.37%
MML Money Market Fund	0.46%	0.04%		0.50%

MML Managed Bond Fund	0.47%	0.03%	[1]	0.50%
MML Blend Fund	0.37%	0.01%	[1]	0.38%

MML Equity Index Fund (Class II Shares)	0.10%	0.19%	[2]	0.29%	[2]
Oppenheimer Global Securities Fund/VA	0.66%	0.01%		0.67%

T. Rowe Price Mid-Cap Growth Portfolio	0.85%	0.00%		0.85%

1 MassMutual agreed to bear expenses of the MML Equity Fund, MML Managed Bond Fund, MML Blend Fund and MML Money Market Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of the Funds through April 30, 2001. MassMutual does not expect that it will be required to reimburse any expenses of the MML Equity Fund, the MML Managed Bond Fund, the MML Blend Fund, and the MML Money Market Fund in 2000.

2 Effective May 1, 2000, the MML Equity Index Fund consists of different share classes. The annual fund expenses shown for the MML Equity Index Fund—Class II Shares are based on amounts for the Fund as of December 31, 1999.

MassMutual agreed to bear expenses of the MML Equity Index Fund-Class II Shares (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.19% of the average daily net asset value of the Fund through April 30, 2001. The expenses shown for the MML Equity Index Fund-Class II Shares include this reimbursement or waiver. If not included, the Other Expenses for this Fund in 2000 would be 0.29%. Without such reductions, the total fund expenses for the MML Equity Index Fund Class II Shares would be 0.39%.

(See the fund prospectuses for more information.)
Introduction

III. Investment Options

The Guaranteed Principal Account

You may allocate some or all of the net premiums to the Guaranteed Principal Account (“GPA”). You also may transfer some or all of the account value in the divisions of the Separate Account to the GPA. Neither our general account nor the GPA is registered under federal or state securities laws.

Amounts allocated to the GPA become part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and in our other separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We guarantee amounts allocated to the GPA in excess of any policy debt (which includes accrued interest) will accrue interest daily at an effective annual rate at least equal to 4%. For amounts in the GPA equal to any policy debt, the guaranteed minimum interest rate is an effective annual rate of 4% or, if greater, the policy loan rate less the loan interest rate expense charge. This charge will not be greater than 2% per year. This rate will be paid regardless of the actual investment experience of the GPA. In addition to the guaranteed minimum interest rate, we will declare a calendar year guaranteed minimum rate each December for the upcoming calendar year. The rate we credit in any calendar year will not be lower than this calendar year guaranteed minimum rate. Although we are not obligated to credit interest at a rate higher than the guaranteed minimum, we may declare a higher rate.

The Separate Account

Our Board of Directors established the Separate Account on June 9, 1982, as a separate investment account of MML Bay State. The Separate Account is maintained under the laws of the State of Connecticut. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940. We have established a segment within the Separate Account to receive and invest premium payments for the policies. We have since divided this segment into seven divisions. Each division invests in shares of a designated investment fund as follows:

Division	Fund

MML Equity	MML Equity Fund

MML Money Market	MML Money Market Fund

MML Managed Bond	MML Managed Bond Fund

MML Blend	MML Blend Fund

MML Equity Index	MML Equity Index Fund—Class II

Oppenheimer Global Securities	Oppenheimer Global Securities Fund/VA

T. Rowe Price Mid- Cap Growth	T. Rowe Price Mid- Cap Growth Portfolio

We may establish additional divisions within the segment in the future.

We own the assets in the Separate Account. We are required to maintain sufficient assets in the Separate Account to meet anticipated obligations of the policies funded by the Separate Account. We credit or charge the income, gains, or losses, realized or unrealized, of the Separate Account against the assets held in the Separate Account. We do not take any regard of the other income, gains, or losses of MML Bay State. Assets in the Separate Account attributable to the reserves and other liabilities under the policies cannot be charged with liabilities from any other business conducted by MML Bay State. We may transfer to our general account any assets that exceed anticipated obligations of the Separate Account.

The Funds

The investment funds available through the policy are offered by three investment companies. They each provide an investment vehicle for the separate investment accounts of variable life policies and variable annuity contracts offered by companies such as MML Bay State. Shares of these organizations are not offered to the general public.

The assets of certain variable annuity separate accounts offered by MML Bay State and by other affiliated and non-affiliated life insurers are invested in shares of these funds. Because these separate accounts are invested in the same underlying funds, it is possible that conflicts could arise between policy owners and owners of the variable annuity contracts.

The boards of trustees or boards of directors of the funds will follow procedures developed to determine whether conflicts have arisen. If a conflict exists, the boards will notify the insurers and they will take appropriate action to eliminate the conflicts.

We purchase the shares of each fund for the division at net asset value. All dividends and capital gain distributions received from a fund are automatically reinvested in that fund at net asset value, unless MML Bay State, on behalf of the Separate Account, elects otherwise. We redeem shares of the funds at their net asset values as needed to make payments under the policies.

Some of the funds offered are similar to, or are “clones” of, mutual funds offered in the retail marketplace. These “clone” funds have the same investment objectives, policies, and portfolio managers as the retail funds and usually were formed after the retail funds. While the clone funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from the retail funds. In fact, the performance of the clone funds may be dramatically different from the performance of the retail funds due to differences in the funds’ sizes, dates shares of stock are purchased and sold, cash flows and expenses. Thus, while the performance of the retail funds may be informative, you should remember that such performance is not the performance of the funds that support the policy. It is not an indication of future performance of the policy funds.

Fund Profiles

Following is a summary of the investment objectives of each fund. Please note there can be no assurance any fund will achieve its objectives. More detailed information concerning the funds and their investment objectives is contained in the accompanying prospectuses; they include information on the risks associated with the investments, the investment techniques, and the deduction of expenses for each of the funds.

MML Series Investment Fund
(“MML Trust”)

The MML Trust, managed by MassMutual, was organized as a Massachusetts business trust on December 19, 1984. Five of the diversified investment portfolios of the Trust are available under this policy.

MML Equity Fund

Sub-adviser: David L. Babson & Company, Inc.

The MML Equity Fund seeks to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income by investing in equity securities.
14
Investment Options

MML Money Market Fund

Sub-adviser: David L. Babson & Company, Inc.

The MML Money Market Fund seeks to achieve high current income, the preservation of capital, and liquidity by investing in short-term securities.

MML Managed Bond Fund

Sub-adviser: David L. Babson & Company, Inc.

The MML Managed Bond Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital by investing primarily in investment grade debt securities.

MML Blend Fund

Sub-adviser: David L. Babson & Company, Inc.

The MML Blend Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital by investing in equity, fixed income and money market securities.

MML Equity Index Fund (Class II Shares)

Sub-adviser: Bankers Trust Company

The MML Equity Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor‘s 500 Composite Stock Price Index®.

(“Standard & Poor‘s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, or The McGraw Hill Companies, Inc. Standard & Poor’s makes no representation regarding the advisability of investing in the fund.)

Oppenheimer Variable Account Funds (“Oppenheimer Trust”)

The Oppenheimer Trust is managed by OppenheimerFunds, Inc. The Trust consists of 10 separate funds, one of which is offered under this policy.

Oppenheimer Global Securities Fund/VA

The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing mainly in common stocks, and can also buy other equity securities, including preferred stocks and securities convertible into common stock.

T. Rowe Price Equity Series, Inc.

The T. Rowe Price Equity Series, Inc., was incorporated in Maryland in 1994. Currently, it consists of four series, each representing a separate class of shares having different objectives and investment policies. One of the series, the Mid-Cap Growth Portfolio, is available under this policy.

T. Rowe Price Mid-Cap Growth Portfolio

The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. T. Rowe Price defines mid-cap companies as those with market capitalizations within the range of companies in the S&P 400 Mid-Cap Index.

The Investment Advisers

MassMutual serves as investment manager of each of the MML Funds under investment management agreements. David L. Babson & Company, Inc. (“Babson”), which is a controlled subsidiary of MassMutual, is the investment sub-adviser to MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, and MML Blend Fund. Both MassMutual and Babson are registered investment advisers under the Investment Advisers Act of 1940.

MassMutual entered into a sub-advisory agreement with Bankers Trust Company. Bankers Trust Company manages the investment and reinvestment of the assets of the MML Equity Index Fund.

OppenheimerFunds, Inc. (“OFI”) is an investment adviser organized under the laws of Colorado as a corporation; it was originally organized in 1959. It (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $120 billion as of December 31, 1999, and with more than five million shareholder accounts. OFI is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203. OFI is owned by Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. OFI serves as investment adviser to the Oppenheimer Trust. OFI is registered as an investment adviser under the Investment Advisers Act of 1940. OFI serves as Investment Adviser to the Oppenheimer Funds.

T. Rowe Price Associates, Inc., (“T. Rowe Price”), is the investment adviser to the T. Rowe Price Mid-Cap Growth Portfolio. T. Rowe Price was founded in 1937. T. Rowe Price has its principal business address at 100 East Pratt Street, Baltimore, Maryland 21202. The T. Rowe Price Equity Series, Inc., (the “Corporation”), was incorporated in Maryland in 1994. The Corporation is governed by a Board of Directors that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The policy of the Corporation is that a majority of Board members will be independent of T. Rowe Price.
15a
Investment Options

TABLE 1

EFFECTIVE ANNUAL RATES OF RETURN
AS OF DECEMBER 31, 1999

Fund	Since Inception	15 Years	10 Years	5 Years	1 Year
MML Money Market Fund	6.54%	5.82%	4.98%	5.14%	4.78%

MML Managed Bond Fund	9.53%	8.85%	7.68%	7.50%	(1.83%	)
MML Blend Fund	12.66%	12.89%	11.51%	13.75%	(1.24%	)

MML Equity Fund	14.06%	15.05%	13.56%	17.78%	(3.82%	)
MML Equity Index Fund [1,2]	26.93%	—	—	—	20.32%

Oppenheimer Global Securities Fund/VA [2]	16.79%	—	—	21.67%	58.48%
T. Rowe Price Mid-Cap Growth Portfolio [2]	21.52%	—	—	—	23.73%

The figures in this Table do not reflect any charges at the Separate Account or policy level.
1 These returns do not reflect the lower annual fund expenses of the Class II Shares since the initial offering of the Class II Shares occurred on May 1, 2000. These returns would have been higher if the Class II fee structure were in place and reflected in the performance.

2 These funds will become available through the policy beginning on September 11, 2000.

TABLE 2

ONE YEAR TOTAL RETURNS

Year Ended	MML Money Market		MML Managed Bond		MML Blend		MML Equity [1]		MML Equity Index [3]		Oppenheimer Global Securities [3]		T. Rowe Price Mid-Cap Growth [3]
1999	4.78%		(1.83%	)	(1.24%	)	(3.82%	)	20.32	% [2]	58.48%		23.73%

1998	5.16%		8.14%		13.56%		16.20%		28.22%[2]		14.11%		22.08%
1997	5.18%		9.91%		20.89%		28.59%		21.93	%* [2]	22.42%		18.80%*

1996	5.01%		3.25%		13.95%		20.25%		—		17.80%		—
1995	5.58%		19.14%		23.28%		31.13%		—		2.24%		—

1994	3.84%		(3.76%	)	2.48%		4.10%		—		(5.72%	)	—
1993	2.75%		11.81%		9.70%		9.52%		—		70.32%		—

1992	3.48%		7.31%		9.36%		10.48%		—		(7.11%	)	—
1991	6.01%		16.66%		24.00%		25.56%		—		3.39%		—

1990	8.12%		8.38%		2.37%		(0.51%	)	—		0.40%	*	—
1989	9.16%		12.83%		19.96%		23.04%		—		—		—

1988	7.39%		7.13%		13.40%		16.68%		—		—		—
1987	6.49%		2.60%		3.12%		2.10%		—		—		—

1986	6.60%		14.46%		18.30%		20.15%		—		—		—
1985	8.03%		19.94%		24.88%		30.54%		—		—		—

1984	10.39%		11.69%		8.24%	*	5.40%		—		—		—
1983	8.97%		7.26%		—		22.85%		—		—		—

1982	11.12%	*	22.79%	*	—		25.67%		—		—		—

The figures in this Table do not reflect any charges at the Separate Account or policy level.
[1] Performance for the MML Equity Fund for years 1981 through 1974: 6.67%, 27.62%, 19.54%, 3.71%, (0.52%), 24.77%, 32.85%, (17.61%). Performance for the MML Equity Fund prior to 1974 is not available.
[2] These returns do not reflect the lower annual fund expenses of the Class II Shares since the initial offering of the Class II Shares occurred on May 1, 2000. These returns would have been higher if the Class II fee structure were in place and reflected in the performance.
[3] These funds will become available through the policy beginning on September 11, 2000.
*Since inception.
Dates of inception:
MML Equity Fund - 9/15/71	MML Equity Index Fund - 5/1/97
MML Managed Bond Fund - 12/16/81	Oppenheimer Global Securities Fund/VA - 11/12/90
MML Money Market Fund - 12/16/81	T. Rowe Price Mid-Cap Growth Portfolio - 12/31/96
MML Blend Fund - 2/3/84

Appendix C